Income Taxes - Effective Income Tax (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Federal Statutory Rate	$ (261,788)
Permanent Differences	1,253
Research and Development	(5,968)
State Income Tax	(53,860)
Effective Tax	$ (320,363)